Fixed assets - Information on telecommunications licenses - Residual useful life (Details)	12 Months Ended
Dec. 31, 2019
FRANCE | LTE licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 9 months 18 days
FRANCE | LTE licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	16 years 10 months 24 days
FRANCE | UMTS licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year 8 months 12 days
FRANCE | UMTS licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years 4 months 24 days
FRANCE | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year 6 months
SPAIN | LTE licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years
SPAIN | LTE licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 3 months 18 days
SPAIN | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 months 18 days
SPAIN | GSM licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years
SPAIN | Five G licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years
SPAIN | Five G licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	18 years 10 months 24 days
POLAND | LTE licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	8 years
POLAND | LTE licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 1 month 6 days
POLAND | UMTS licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year
POLAND | UMTS licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
POLAND | GSM licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years 7 months 6 days
POLAND | GSM licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 6 months
EGYPT | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	12 years
EGYPT | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	12 years
EGYPT | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	12 years
MOROCCO | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	15 years 2 months 12 days
MOROCCO | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	12 years 6 months
MOROCCO | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	11 years 3 months 18 days
ROMANIA | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
ROMANIA | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
ROMANIA | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years 3 months 18 days
JORDAN | LTE licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years 4 months 24 days
JORDAN | UMTS licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years 2 months 12 days
JORDAN | UMTS licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	13 years 3 months 18 days
JORDAN | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	9 years
BELGIUM | LTE licenses [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	7 years 4 months 24 days
BELGIUM | LTE licenses [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	13 years 10 months 24 days
BELGIUM | UMTS licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year 3 months 18 days
BELGIUM | GSM licenses [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year 2 months 12 days